Nature of the Organization and Business (Details) - USD ($)		1 Months Ended			6 Months Ended
	Aug. 12, 2021	Sep. 30, 2021	Aug. 23, 2021	Apr. 12, 2021	Sep. 30, 2021
Nature of the Organization and Business (Details) [Line Items]
Sale of stock (in Shares)				5,000,000
Price per unit (in Dollars per share)				$ 11.5
Offering costs				$ 100,000
Private sale units (in Shares)				276,250	276,250
Purchase price per unit (in Dollars per share)				$ 10	$ 10
Generating gross proceeds			$ 183,480		$ 2,762,500
Net proceeds			$ 7,339,200
Public shares redeem percentage				100.00%
Additional private sale units (in Shares)			18,348
Additional private per share (in Dollars per share)			$ 10
Deposit trust account			$ 57,339,200
Percentage of fair market value				80.00%	80.00%
Percentage of outstanding voting rights				50.00%	50.00%
General and administrative services				$ 10,000	$ 10,000
Trust account public stockholders				$ 10,000	$ 10,000
Total gross proceeds raised percentage				3.00%	3.00%
Repayment expenses				$ 15,000	$ 15,000
Warrant price per share (in Dollars per share)				$ 1	$ 1
Public per share (in Dollars per share)				$ 10	$ 10
Net tangible assets		$ 5,000,001		$ 5,000,001	$ 5,000,001
Cash		350,839			$ 350,839
Working capital deficit		$ 469,877		$ 75,495
Maturity Terms				185 years
Redeemed, percentage				100.00%
Working capital requirements				$1,000,000
Par share vaue (in Dollars per share)				$ 11.5	$ 11.5
Underwriters per share (in Dollars per share)				$ 0.2
Business Combination [Member]
Nature of the Organization and Business (Details) [Line Items]
Initial business combination				$ 750,000	$ 750,000
Initial business combination description				If the Company is unable to complete its initial business combination within such 12-month period from the closing of the Proposed Public Offering or during any Extension Period, the Company will: (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account and not previously released to us to pay our taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of our remaining stockholders and the Company’s board of directors, liquidate and dissolve, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.	If the Company is unable to complete its Initial Business Combination within such 12-month period from the closing of the Initial Public Offering or during any mandatory extension period, the Company will: (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to us to pay our taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of our remaining stockholders and the Company’s board of directors, liquidate and dissolve, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.
Minimum [Member]
Nature of the Organization and Business (Details) [Line Items]
Deposit trust account				$ 500,000
Maximum [Member]
Nature of the Organization and Business (Details) [Line Items]
Deposit trust account				$ 575,000
IPO [Member]
Nature of the Organization and Business (Details) [Line Items]
Sale of stock (in Shares)	5,000,000
Price per unit (in Dollars per share)	$ 10			$ 10
Gross proceeds	$ 50,000,000
Offering costs	$ 973,988
Additional shares (in Shares)	750,000
Net proceeds	$ 50,000,000
Maturity terms	185 days
Public shares redeem percentage	100.00%
Generating gross proceeds			$ 7,339,200
Maturity Terms	185 days
Over-Allotment Option [Member]
Nature of the Organization and Business (Details) [Line Items]
Private sale units (in Shares)				295,000
Net proceeds				$ 57,500,000
Underwriters shares purchased (in Shares)			733,920
Additional unit per share (in Dollars per share)			$ 10
Generating gross proceeds			$ 7,339,200
Exercise price				$ 50,000,000
Par share vaue (in Dollars per share)				$ 0.1
Over-Allotment Option [Member] | Minimum [Member]
Nature of the Organization and Business (Details) [Line Items]
Aggregate value				$ 1,000,000
Over-Allotment Option [Member] | Maximum [Member]
Nature of the Organization and Business (Details) [Line Items]
Aggregate value				$ 1,150,000
Proposed Public Offering [Member]
Nature of the Organization and Business (Details) [Line Items]
Sale of stock (in Shares)				5,000,000
Price per unit (in Dollars per share)				$ 10